Operating profit - Other operating income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating profit, other operating income and expense
Legal proceedings provision	$ 9	$ (610)	$ 219
Government grants recognised within Operating Profit	222
Royalties income	149	146	96
Royalties amortisation	(2)	(4)	(4)
Gains on disposal of intangible assets	1,030	1,243	1,885
Net gains/(losses) on disposal of other non-current assets	25	(21)	(8)
Impairment of property, plant and equipment	(12)
Legal settlements			374
Other income	406	285	277
Other expense	(68)	(108)	(93)
Total other operating income and expense	1,528	1,541	2,527
Other payables	1,017	819	608
BMS's share of Global Diabetes Alliance
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	51	516	482
Almirall
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	143	58	32
Acerta Pharma
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)	0	(172)	113
Other payables	2,297	2,146	1,838
COVID-19 Vaccine AstraZeneca
Operating profit, other operating income and expense
Government grants recognised within Operating Profit	161
AZD7442
Operating profit, other operating income and expense
Government grants recognised within Operating Profit	61
Hypertension medicines
Operating profit, other operating income and expense
Gains on disposal of intangible assets	350
Priority Review Voucher
Operating profit, other operating income and expense
Gains on disposal of intangible assets	120
Brazikumab
Operating profit, other operating income and expense
Other income	107	0	0
Synagis
Operating profit, other operating income and expense
Gains on disposal of intangible assets		515
Other payables		150
Consideration received	(40)
Losec
Operating profit, other operating income and expense
Gains on disposal of intangible assets		243
Arimidex and Casodex
Operating profit, other operating income and expense
Gains on disposal of intangible assets		181
Atacand
Operating profit, other operating income and expense
Gains on disposal of intangible assets	$ 400		210
Alvesco, Omnaris and Zetonna
Operating profit, other operating income and expense
Gains on disposal of intangible assets			139
Nexium
Operating profit, other operating income and expense
Gains on disposal of intangible assets		695
Seroquel XR/IR
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 213	527
Most markets outside the US | Anaesthetics
Operating profit, other operating income and expense
Gains on disposal of intangible assets			172
Canada
Operating profit, other operating income and expense
Legal settlements			$ 352